Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated November 22, 2024 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The next Target Outcome Period for each Fund will commence on December 1, 2024 and end on November 30, 2025 (the “New Target Outcome Period”). Each Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on December 1, 2024 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period. As of November 22, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – DecemberDECP12.8% – 14.8% before fees and expenses(12.3% – 14.3% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDC9.9% – 11.9% before fees and expenses(9.4% – 11.4% after taking into account the Fund’s unitary management fee)________* Reference to the Website does not incorporate the Website into this supplement or a Fund’s prospectus.
PGIM US Large-Cap Buffer 12 ETF - December
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated November 22, 2024 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The next Target Outcome Period for each Fund will commence on December 1, 2024 and end on November 30, 2025 (the “New Target Outcome Period”). Each Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on December 1, 2024 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period. As of November 22, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – DecemberDECP12.8% – 14.8% before fees and expenses(12.3% – 14.3% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDC9.9% – 11.9% before fees and expenses(9.4% – 11.4% after taking into account the Fund’s unitary management fee)________* Reference to the Website does not incorporate the Website into this supplement or a Fund’s prospectus.
PGIM US Large-Cap Buffer 20 ETF - December
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PGIM Rock ETF TrustPGIM US Large-Cap Buffer 12 ETF – December
PGIM US Large-Cap Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)Supplement dated November 22, 2024 to the Funds’ Currently Effective Summary Prospectus and ProspectusAs described in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the entire Target Outcome Period (an approximately one year period over which each Fund seeks to produce the target outcome). The next Target Outcome Period for each Fund will commence on December 1, 2024 and end on November 30, 2025 (the “New Target Outcome Period”). Each Fund’s Cap will not be determined until on or about the start of the New Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on December 1, 2024 (or the first business day thereafter) to obtain information on the Cap for the New Target Outcome Period. Investors should consider the Cap before investing or reinvesting in the Fund for the New Target Outcome Period. As of November 22, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the New Target Outcome Period is set forth below.Fund NameTickerEstimated Cap RangePGIM US Large-Cap Buffer 12 ETF – DecemberDECP12.8% – 14.8% before fees and expenses(12.3% – 14.3% after taking into account the Fund’s unitary management fee)PGIM US Large-Cap Buffer 20 ETF – DecemberPBDC9.9% – 11.9% before fees and expenses(9.4% – 11.4% after taking into account the Fund’s unitary management fee)________* Reference to the Website does not incorporate the Website into this supplement or a Fund’s prospectus.